2. OIL AND GAS PROPERTIES	9 Months Ended
May 31, 2014
Extractive Industries [Abstract]
2. OIL AND GAS PROPERTIES

Oil and Gas Acquisition – Kotaneelee Gas Project (the “KGP”)

The KGP covers 30,542 gross acres in the Yukon Territory in Canada, and includes; a gas dehydration plant (capacity: 70 MMcf/d), one shut in gas well, one water disposal well (capacity: 6,000 bbl/d), and two suspended gas wells.  The KGP has a fully developed gas gathering, sales and delivery infrastructure, airstrip, roads, flarestack, storage tanks, barge dock and a 24 person permanent camp facility.  The KGP gas dehydration plant has a processing capacity of 70 MMcf/d, outlet gas compression of 1,200 psig and is tied-in to a 24-inch gas sales line to a gas processing plant in Fort Nelson, British Columbia.

On July 18, 2012, the Company completed an acquisition of Devon Canada’s (“Devon”) entire right and interest (generally a working interest of 22.989%, with a working interest of 69.337% in one shut in gas well) in the KGP. As consideration for Devon’s working interest in the KGP, (the “Devon Assets”), the Company paid approximately $23,298,000. The consideration was comprised of $290,000 in cash, 7,250,000 shares of the Company’s restricted common stock valued at $15,950,000, and the absorption of $7,058,000 in asset retirement obligations.

On October 17, 2012, the Company completed a Share Purchase Agreement with Nahanni Energy Inc., 1700665 Alberta Ltd., Apex Energy (2000), Inc. and Canada Southern Petroleum #1 L.P. (jointly “Nahanni”) for the acquisition of its entire right and interest (generally a working interest of 30.664%) in the KGP (the “Nahanni Assets”) which, in addition to the 69.337% working interest acquired from Devon on July 18, 2012, provided us with a 100% interest in one shut in gas well in the KGP.

As consideration for the Nahanni Assets, the Company paid Nahanni approximately $13,761,000. The consideration was comprised of approximately $133,000 in cash ($398,550 offset by $265,950 paid in connection with the acquisition of the Devon Assets in settlement of certain Nahanni indebtedness), 1,614,767 shares of one of the Company’s subsidiaries, which are exchangeable for 1,614,767 shares of the Company’s restricted common stock valued at approximately $4,191,000, and the absorption of approximately $9,437,000 in asset retirement obligations. The number of shares issued by the Company’s subsidiary was calculated by dividing the fair value of the exchangeable shares by the volume weighted average trading price of the Company’s stock for the ten (10) trading days prior to closing the Purchase Agreement.  The fair value of the exchangeable shares has been recorded as additional paid in capital in the Company’s equity. The exchangeable shares enjoy no voting or revenue participation rights in the subsidiary.

As a result of its purchase of the Nahanni Assets and Devon Assets, the Company now generally owns a 53.65% working interest in the KGP, including a 100% working interest in one shut in gas well.

The Company is pursuing the acquisition of additional working interests in the KGP.

The Company records assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions are expensed as incurred.  The Company uses relevant market assumptions to determine fair value and allocate purchase price, such as future commodity pricing for purchased hydrocarbons, market multiples for similar transactions and replacement value for certain equipment.  Many of the assumptions are unobservable. The Company’s preliminary assessment of the fair value of the Nahanni Assets and the Devon Assets resulted in a valuation of $25,526,554 and $22,103,530, respectively. As a result of the Company’s purchase price allocation, it recognized a gain on bargain purchase of $11,766,787 on the Nahanni Assets. The gain on bargain purchase was primarily attributable to the strategic nature of the divestiture by the motivated seller, coupled with a confluence of certain favorable economic trends in the industry and the geographic region in which the Nahanni Assets are located. The excess of the consideration paid over the estimated fair value of the Devon Assets was $1,194,365. The Company has recorded this amount as goodwill.

The Company allocated the consideration paid for the Nahanni Assets and Devon assets based upon its assessment of their fair value at the dates of purchase, as follows:

	Fair Value of Assets Acquired
	Nahanni Assets	Devon Assets	Total
Asset Description
Unproven Properties
Unproved leasehold costs	$14,548,787	$13,827,001	$28,375,788
Plant and equipment	8,594,362	6,484,001	15,078,363
Gathering systems	2,383,405	1,788,001	4,171,406
Vehicles	–	4,527	4,527
	25,526,554	22,103,530	47,630,084
Goodwill	–	1,194,365	1,194,365
Total Assets Acquired - KGP	$25,526,554	$23,297,895	$48,824,449

Oil and natural gas revenues and lease operating expenses related to unproved oil and gas properties that are being evaluated for economic viability are offset against the full cost pool until proved reserves are established, or determination is made that the unproved properties are impaired. During the three and nine month periods ended May 31, 2014, the Company offset $310,741 and $935,064, respectively of lease operating expense, net of oil and gas revenue, into the full cost pool related to its unproven interests.